Average Annual Total Returns		12 Months Ended	40 Months Ended	60 Months Ended	86 Months Ended
	Apr. 29, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Global Atlantic BlackRock Allocation Portfolio Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.46%		7.23%	7.32%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock Allocation Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.21%		6.96%	7.06%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock Disciplined Core Portfolio Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		26.30%		14.80%	13.94%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock Disciplined Core Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent		25.96%		14.52%	13.65%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock Disciplined Growth Portfolio Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		31.09%	10.93%
Performance Inception Date	Aug. 20, 2021
Global Atlantic BlackRock Disciplined Growth Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent		30.73%		17.19%	16.31%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock Disciplined International Core Portfolio Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.11%		4.47%	3.77%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock Disciplined International Core Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.86%		4.20%	3.51%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.55%		11.66%	12.40%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.23%		11.36%	12.12%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock Disciplined Value Portfolio Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.96%		9.80%	9.54%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock Disciplined Value Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent		15.54%		9.51%	9.28%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock High Yield Portfolio Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.36%		3.89%	3.97%
Performance Inception Date	Nov. 01, 2017
Global Atlantic BlackRock High Yield Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.05%		3.65%	3.72%
Performance Inception Date	Nov. 01, 2017
Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.16%		(0.22%)	1.01%
Performance Inception Date	Nov. 01, 2017
S&P Target Risk® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.73%		6.16%	6.28%
MSCI ACWI Index (Net Total Return, USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%		10.06%	9.48%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	14.13%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%		18.96%	18.26%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		24.51%		14.28%	13.88%
MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.53%		4.10%	3.82%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.10%		11.47%	12.43%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%		8.68%	8.84%
ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.84%		3.64%	4.24%
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.04%		0.06%	1.29%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(0.33%)	0.99%